Provisions for other liabilities - Changes in Provisions for Other Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Other provisions, beginning balance	$ 3,599	$ 3,435
Additions	2,001	2,556
Used during year	(1,979)	(1,937)
Exchange differences	131	(455)
Other provisions, ending balance	3,752	3,599
Labor, legal and other claims
Disclosure of other provisions [line items]
Other provisions, beginning balance	3,567	3,029
Additions	1,327	2,522
Used during year	(1,945)	(1,558)
Exchange differences	124	(426)
Other provisions, ending balance	3,073	3,567
Others
Disclosure of other provisions [line items]
Other provisions, beginning balance	32	406
Additions	674	34
Used during year	(34)	(379)
Exchange differences	7	(29)
Other provisions, ending balance	$ 679	$ 32